7. Goodwill and Other Intangible Assets (Details Narrative) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 11,574,269	$ 11,574,269